Investment (Details 2) - I Systems Associated Company [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$)
Reserve Quantities [Line Items]
Beginning balance of investment	R$ 1,540,116
Share of the loss on investments	(89,304)
Ending balance of investment	R$ 1,450,812